Goodwill and Intangible Assets - Schedule of Estimated Future Amortization Expense of Intangible Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2020 (remaining three months)	$ 8,484
2020	33,938	$ 33,832
2021	33,761	33,832
2022	32,359	33,655
2023	30,913	32,324
2024		31,021
Thereafter	90,561
Thereafter		90,933
Total	$ 230,016	$ 255,597	$ 211,891